Document and Entity Information	Sep. 27, 2019
Cover [Abstract]
Entity Registrant Name	CONNECTICUT WATER SERVICE INC / CT
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000276209
Document Type	8-K
Document Period End Date	Sep. 27, 2019
Entity Incorporation State Country Code	CT
Entity File Number	0-8084
Entity Tax Identification Number	06-0739839
Entity Address, Address Line One	93 West Main Street
Entity Address, City or Town	Clinton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06413
City Area Code	860
Local Phone Number	669-8636
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	CTWS
Entity Emerging Growth Company	false